FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED NOVEMBER 17, 2011 TO

PROSPECTUS DATED JULY 31, 2011

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 9 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fixed Income Fund. Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc., have been managers of the Fund since November 2011.

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 21 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Short-Intermediate U.S. Government Fund. Daniel J. Personette, Vice President of Northern Trust Investments, Inc., and Brian W. Hart, Officer of Northern Trust Investments, Inc., have been managers of the Fund since November 2006 and November 2011, respectively.

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 33 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the U.S. Government Fund. Daniel J. Personette, Vice President of Northern Trust Investments, Inc., and Brian W. Hart, Officer of Northern Trust Investments, Inc., have been managers of the Fund since November 2006 and November 2011, respectively.

The following replaces the third paragraph under FUND MANAGEMENT on page 38 of the Prospectus:

The managers for the Fixed Income Fund are Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc. Mr. Azar and Mr. Camden have been managers of the Fund since November 2011. Mr. Azar joined Northern Trust Investments, Inc. in 2004 and is a senior portfolio manager in the active long duration fixed income group, responsible for trading corporate debt and securitized products. Mr. Camden joined Northern Trust Investments, Inc. in 2005 and has assisted in the management of various fixed-income portfolios.

The following replaces the sixth paragraph under FUND MANAGEMENT on page 38 of the Prospectus:

The managers for the Short-Intermediate U.S. Government Fund and the U.S. Government Fund are Daniel J. Personette, Vice President of Northern Trust Investments, Inc., and Brian W. Hart, Officer of Northern Trust Investments, Inc. Mr. Personette has been manager of the Funds since November 2006 and Mr. Hart since November 2011. Mr. Personette joined Northern Trust Investments, Inc. in 1996 and has managed various fixed-income portfolios. Mr. Hart joined Northern Trust Investments, Inc. in 2009 and is an associate portfolio manager on the taxable long duration team.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	FIX SPT (11/11)

NORTHERN FUNDS PROSPECTUS

NORTHERN FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated November 17, 2011 to Statement of Additional Information dated July 31, 2011

1.	The disclosure as to the portfolio managers of the Fixed Income Fund, Short-Intermediate U.S. Government Fund and U.S. Government Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 89 is replaced with the following disclosure:

Fund	Portfolio Manager(s)
Fixed Income Fund	Fred A. Azar and Bradley Camden

Short-Intermediate U.S. Government Fund	Daniel J. Personette and Brian W. Hart

U.S. Government Fund	Daniel J. Personette and Brian W. Hart

2.	The following information is added under the section entitled “PORTFOLIO MANAGERS—Accounts Managed by the Portfolio Managers” beginning on page 90:

The table below discloses the accounts within each type of category listed below for which Fred A. Azar was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	30	$940.0	0	$0

The table below discloses the accounts within each type of category listed below for which Bradley Camden was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	1	$124.4	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	30	$940.0	0	$0

The table below discloses the accounts within each type of category listed below for which Brian W. Hart was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

3.	The following information, as of November 17, 2011, is added under the section entitled “PORTFOLIO MANAGERS—Disclosure of Securities Ownership” on page 99:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Fred A. Azar	Fixed Income Fund	$0
Bradley Camden	Fixed Income Fund	$0
Brian W. Hart	Short-Intermediate U.S. Government Fund	$0
Brian W. Hart	U.S. Government Fund	$0

4.	Effective November 17, 2011, Colin A. Robertson is no longer a portfolio manager of the Fixed Income Fund. All references to Mr. Robertson in the Statement of Additional Information are hereby deleted.